Accounts Receivable, Net	6 Months Ended
Jun. 30, 2020
Credit Loss [Abstract]
Accounts Receivable, Net

NOTE 4 – ACCOUNTS RECEIVABLE, NET

	June 30, 2020	December 31, 2019
	(Unaudited)
Accounts receivable	$172,879	$350,672
Allowance for doubtful accounts	-	-
Accounts receivable, net	$172,879	$350,672

The Company analyzed the collectability of accounts receivable based on historical collection and the customers’ intention of payment and, as a result of such analysis, the Company did not recognize any allowance for doubtful accounts for the six months ended June 30, 2020 and December 31, 2019.